LAND USE RIGHTS AND INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2016
LAND USE RIGHTS AND INTANGIBLE ASSETS [Text Block]

12. LAND USE RIGHTS AND INTANGIBLE ASSETS

(a) Deposits for purchase of land use rights Deposits for the purchase of land use rights represent deposits for purchase of land use rights in Dongguan City. There was a deposit for purchase of land use rights by IST in the amount of approximately $14.0 million (RMB90.8 million) at December 31, 2015

See Note 17(a) (i) for sale of land use rights in 2016.

(b) Intangible assets

As of December 31, 2016 and 2015, intangible assets consist of:

	Software and software
	development costs	Trademarks	Total
Amortized intangible assets:
Gross carrying amounts
Balance as of January 1, 2015	$4,575,753	$932,765	$5,508,518
Addition	-	64,044	64,044
Foreign currency translation	(247,187)	(50,388)	(297,575)
Balance as of December 31, 2015	4,328,566	946,421	5,274,987
Foreign currency translation	(283,281)	(61,938)	(345,219)
Balance as of December 31, 2016	4,045,285	884,483	4,929,768
Accumulated amortization
Balance as of January 1, 2015	1,109,295	905,208	2,014,503
Amortization expense	821,038	18,167	839,205
Foreign currency translation	(59,924)	(48,900)	(108,824)
Balance as of December 31, 2015	1,870,409	874,475	2,744,884
Amortization expense	789,736	18,480	808,216
Foreign currency translation	(122,409)	(57,229)	(179,638)
Balance as of December 31, 2016	2,537,736	835,726	3,373,462
Total amortized intangible assets	$1,507,549	$48,757	$1,556,306

Amortization expense for the years ended December 31, 2016, 2015, and 2014 was approximately $0.8 million, $0.8 million, and $0.9 million, respectively.

Based on the impairment test performed, management determined no impairment for the years ended December 31,2016 and 2015, and impairment loss was approximately $2.3 million for the year ended December 31, 2014.

Estimated amortization for the next four years is as follows:

2017	$798,301
2018	698,645
2019	57,858
2020	1,502
Total	$1,556,306